Loss Per Share - Schedule of Loss per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ (1.09)	$ (0.44)	$ (1.45)	$ (0.86)
Diluted loss per share (in dollars per share)	$ (1.09)	$ (0.44)	$ (1.45)	$ (0.86)
Issued ordinary shares at the end of the period (in shares)	152,901,508	137,218,175	152,901,508	137,218,175	137,218,175
Weighted-average shares outstanding, basic (in shares)	152,284,619	137,218,175	149,051,857	133,181,777
Weighted-average shares outstanding, diluted (in shares)	152,284,619	137,218,175	149,051,857	133,181,777